Impairment Reversals (Losses) on Non-current Assets - Summary of Impairment Reversals (Losses) on Non-current Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reversals of impairment losses on non-current assets:
Reversals of impairment losses on non-current assets on intangible assets	€ 0	€ 0	€ 0
Reversals of impairment losses on non-current assets on tangible assets	0	0	0
Reversals of impairment losses on non-current assets	0	0	0
Impairment losses on non-current assets:
Impairment losses on non-current assets on intangible assets	30		240
Impairment losses on non-current assets on tangible assets	7	3	4
Impairment losses on non-current assets	37	3	244
Total	€ (37)	€ (3)	€ (244)